SUPPLEMENT DATED OCTOBER 7, 2013 TO THE

STATEMENT OF ADDITIONAL INFORMATION OF

MARKET VECTORS ETF TRUST

Dated June 24, 2013

This Supplement updates certain information contained in the above-dated Statement of Additional Information (the “SAI”) for Market Vectors ETF Trust (the “Trust”) regarding Market Vectors Gulf States index ETF (the “Fund”). You may obtain copies of the Fund’s Prospectus and SAI free of charge, upon request, by calling toll-free 1.888.MKT.VCTR or by visiting the Van Eck website at www.marketvectorsetfs.com.

Effective September 30, 2013, Janet Squitieri replaced Joseph J. McBrien as Chief Compliance Officer of the Trust. Accordingly, the Officer Information section of the SAI is amended as follows: (i) the biography of Janet Squitieri set forth below is added to the table, and (ii) the biography of Joseph J. McBrien is replaced in its entirety as set forth below.

Officer Information:

Officer’s Name, Address[1] and Age	Position(s) Held with the Trust	Term of Office[2] and Length of Time Served	Principal Occupation(s) During the Past Five Years
Janet Squitieri, 52	Chief Compliance Officer	Since September 2013	Vice President, Global Head of Compliance of the Adviser, VESC and VEARA (since September 2013); Chief Compliance Officer and Senior Vice President North America of HSBC Global Asset Management NA (August 2010 – September 2013); Chief Compliance Officer North America of Babcock & Brown LP (July 2008 - June 2010).
Joseph J. McBrien, 65	Senior Vice President, Secretary and Chief Legal Officer	Since 2006

Senior Vice President, General Counsel and Secretary of the Adviser, VESC and VEARA (since December 2005); Director of VESC and VEARA (since October 2010); Chief Compliance Officer of the Adviser and VEARA (March 2013 – September 2013); Officer of other investment companies advised by the Adviser.

1 The address for each Officer is 335 Madison Avenue, 19th Floor, New York, New York, 10017.

2 Officers are elected yearly by the Trustees.

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Please retain this supplement for future reference.